Share-Based Compensation (Tables)	12 Months Ended
Jul. 31, 2013
Share-Based Compensation [Abstract]
Schedule Of Weighted-Average Assumptions Used To Estimate Fair Value Of Option Grant

	For the years ended July 31,
	2013	2012
Volatility	134.80%	85.41%
Risk-free interest rate	0.85%	0.75%
Dividend yield	0.0%	0.0%
Expected life	5.06 years	4 years

Schedule Of Share-Based Compensation Expense Related To Stock Options And Restricted Stock Awards

	For the years ended July 31,
	2013	2012
Share-based compensation for employees and directors:
Selling, general and administrative	$564,000	$825,000
Research and development	154,000	257,000
	718,000	1,082,000

Share-based compensation for consultants:
Selling, general and administrative	0	(5,000)
Research and development	2,000	0
	2,000	(5,000)

Total share-based compensation expense	$720,000	$1,077,000